Stockholders' Equity (Details 9) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Warrants issued with purchase of Series D Preferred	51	18
Warrants issued with line of credit		10
Contingent Warrants issued		98
Number of warrants issued	51	126
Related Party [Member]
Class of Warrant or Right [Line Items]
Warrants issued with purchase of Series D Preferred	42	5
Contingent Warrants issued		28
Number of warrants issued	42	33
Other Holders [Member]
Class of Warrant or Right [Line Items]
Warrants issued with purchase of Series D Preferred	9	13
Warrants issued with line of credit		10
Contingent Warrants issued		70
Number of warrants issued	9	93